Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Subsidiaries VIEs and VIEs' Subsidiaries

As of December 31, 2018, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands HK	October 6, 2015	HongKong	100%	Investment holding
Wuhan Zhibo	August 2, 2017	PRC	100%	Provision of technical consultation and services
Tianjin Sunlands	July 31, 2017	PRC	100%	Provision of technical consultation and services

Variable interest entities ("VIEs"):
Beijing Sunlands	September 27, 2013	PRC	N/A*	Investment holding and provision of education services
Tianjin Shangde	March 21, 2018	PRC	N/A*	Provision of education services
VIEs’ subsidiaries:
Beijing Shangzhi Jiaye Education Technology Co., Ltd.	March 13, 2012	PRC	100%	Provision of education services
Beijing Shangren Chongye Education Technology Co., Ltd.	September 27, 2013	PRC	100%	Provision of education services
Guangdong Shangde Online Education Technology Co., Ltd.	October 15, 2013	PRC	100%	Provision of education services
Urumchi Shangde Renye Business Consulting Co., Ltd.	March 10, 2015	PRC	100%	Provision of education services
Guangzhou Youhe Self-study Training School	May 19, 2015	PRC	100%	Provision of education services
Beijing Bainiao Education Technology Co., Ltd.(2)	March 3, 2016	PRC	100%	Provision of education services
Shanghai Shangchi Education Technology Co., Ltd.	December 22, 2016	PRC	90%	Provision of education services
Beijing Shangren Side Education Technology Co., Ltd.	June 2, 2017	PRC	100%	Provision of education services
Shanghai Shangchi Institute	September 1, 2017	PRC	100%	Provision of education services
Guangzhou Shangzhi Side Education Technology Co., Ltd.	September 28, 2017	PRC	100%	Provision of education services

* These entities are controlled by the Company pursuant to the contractual agreements disclosed below.

(1)	The English names are for identification purpose only.
(2)	Previously known as Beijing Shangren Chongde Education Technology Co., Ltd. The name change permit was granted by governmental authority on June 29, 2018.

Summary Financial Information of VIEs and their Subsidiaries
1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

The following financial information of the VIEs and their subsidiaries as of December 31, 2017 and 2018 and for each of the three years in the period ended December 31, 2018 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the subsidiaries, VIEs and their subsidiaries:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	101,680	80,371
Short-term investments	309,070	587,051
Prepaid expenses and other current assets	38,813	46,601
Total current assets	507,410	818,480
Total assets	954,006	1,196,336
Accrued expenses and other current liabilities	223,298	241,204
Deferred revenue, current	1,325,954	1,765,085
Payables to acquire buildings	180,390	—
Total current liabilities	1,729,642	2,006,289
Deferred revenue, non-current	784,474	1,520,940
Other non-current liabilities	—	135
Total liabilities	2,514,116	3,527,364

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	418,910	970,162	1,973,985
Net (loss)/income	(253,563)	(606,946)	393,063
Net cash generated from operating activities	89,272	845,616	1,448,005
Net cash used in investing activities	(117,695)	(375,802)	(315,198)
Net cash generated from (used in) financing activities	47,080	(391,237)	8,018